Shareholder Report, Holdings (Details)	May 31, 2026
C000199769 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1],[2]
C000199769 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1],[2]
C000199769 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1],[2]
C000199769 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[1],[2]
C000199769 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[1],[2]
C000199769 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1],[2]
C000199769 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[3],[4]
C000199769 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1],[3]
C000199769 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1],[3]
C000199769 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1],[3]
C000199769 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1],[3]
C000199769 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1],[3]
C000199769 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[1],[3]
C000199769 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[1],[3]
C000199769 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[3],[4]
C000199769 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[1],[3]
C000038247 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[5],[6]
C000038247 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5],[6]
C000038247 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[5],[6]
C000038247 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[5],[6]
C000038247 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[5],[6]
C000038247 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[5],[6]
C000038247 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[5],[7],[8]
C000038247 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5],[7]
C000038247 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[5],[7]
C000038247 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[5],[7]
C000038247 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5],[7]
C000038247 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[5],[7]
C000038247 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[5],[7]
C000038247 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[5],[7]
C000038247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[5],[7],[8]
C000038247 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[5],[7]
C000011309 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[9],[10]
C000011309 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9],[10]
C000011309 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9],[10]
C000011309 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[9],[10]
C000011309 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[9],[10]
C000011309 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9],[10]
C000011309 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[9],[11],[12]
C000011309 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9],[11]
C000011309 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[9],[11]
C000011309 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9],[11]
C000011309 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9],[11]
C000011309 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[9],[11]
C000011309 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[9],[11]
C000011309 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[9],[11]
C000011309 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[9],[11],[12]
C000011309 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[9],[11]
C000038245 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[13],[14]
C000038245 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[13],[14]
C000038245 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[13],[14]
C000038245 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[13],[14]
C000038245 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[13],[14]
C000038245 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13],[14]
C000038245 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[14],[15],[16]
C000038245 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14],[15]
C000038245 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14],[15]
C000038245 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[14],[15]
C000038245 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14],[15]
C000038245 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[14],[15]
C000038245 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[14],[15]
C000038245 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[14],[15]
C000038245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[14],[15],[16]
C000038245 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[14],[15]
C000038248 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[17],[18]
C000038248 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[17],[18]
C000038248 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[17],[18]
C000038248 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[17],[18]
C000038248 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[17],[18]
C000038248 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[17],[18]
C000038248 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[17],[19],[20]
C000038248 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[17],[19]
C000038248 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17],[19]
C000038248 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[17],[19]
C000038248 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17],[19]
C000038248 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[17],[19]
C000038248 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[17],[19]
C000038248 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[17],[19]
C000038248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[17],[19],[20]
C000038248 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[17],[19]
C000011312 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[21],[22]
C000011312 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[21],[22]
C000011312 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[21],[22]
C000011312 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[21],[22]
C000011312 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.40%	[21],[22]
C000011312 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[21],[22]
C000011312 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[21],[23],[24]
C000011312 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[21],[23]
C000011312 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[21],[23]
C000011312 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[21],[23]
C000011312 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21],[23]
C000011312 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[21],[23]
C000011312 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[21],[23]
C000011312 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[21],[23]
C000011312 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments		[21],[23],[24]
C000011312 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%	[21],[23]
C000011320 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[25],[26]
C000011320 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[25],[26]
C000011320 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[25],[26]
C000011320 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[25],[26]
C000011320 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[25],[26]
C000011320 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[25],[26]
C000011320 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[25],[27],[28]
C000011320 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[25],[27]
C000011320 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[25],[27]
C000011320 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[25],[27]
C000011320 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[25],[27]
C000011320 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[25],[27]
C000011320 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[25],[27]
C000011320 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[25],[27]
C000011320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[25],[27]
C000011320 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[25],[27]
C000038306 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[29],[30]
C000038306 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[29],[30]
C000038306 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[29],[30]
C000038306 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[29],[30]
C000038306 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[29],[30]
C000038306 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[29],[30]
C000038306 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[29],[31],[32]
C000038306 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[29],[31]
C000038306 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[29],[31]
C000038306 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[29],[31]
C000038306 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[29],[31]
C000038306 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[29],[31]
C000038306 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[29],[31]
C000038306 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[29],[31]
C000038306 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[29],[31]
C000038306 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[29],[31]
C000038303 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[33],[34]
C000038303 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[33],[34]
C000038303 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[33],[34]
C000038303 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[33],[34]
C000038303 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[33],[34]
C000038303 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33],[34]
C000038303 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[35],[36]
C000038303 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[33],[35]
C000038303 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[33],[35]
C000038303 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[33],[35]
C000038303 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[33],[35]
C000038303 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[33],[35]
C000038303 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[33],[35]
C000038303 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[33],[35]
C000038303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[33],[35]
C000038303 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[33],[35]
C000011317 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[37],[38]
C000011317 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[37],[38]
C000011317 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[37],[38]
C000011317 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[37],[38]
C000011317 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[37],[38]
C000011317 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[37],[38]
C000011317 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[37],[39],[40]
C000011317 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[37],[39]
C000011317 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[37],[39]
C000011317 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[37],[39]
C000011317 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[37],[39]
C000011317 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[37],[39]
C000011317 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[37],[39]
C000011317 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[37],[39]
C000011317 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[37],[39]
C000011317 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[37],[39]
C000038305 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[41],[42]
C000038305 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[41],[42]
C000038305 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[41],[42]
C000038305 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[41],[42]
C000038305 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[41],[42]
C000038305 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[41],[42]
C000038305 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[41],[43],[44]
C000038305 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[41],[43]
C000038305 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[41],[43]
C000038305 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[41],[43]
C000038305 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[41],[43]
C000038305 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[41],[43]
C000038305 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[41],[43]
C000038305 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[41],[43]
C000038305 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[41],[43]
C000038305 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[41],[43]
C000199770 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[45],[46]
C000199770 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[45],[46]
C000199770 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[45],[46]
C000199770 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[45],[46]
C000199770 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[45],[46]
C000199770 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[45],[46]
C000199770 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Total Investments		[45],[47],[48]
C000199770 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[45],[47]
C000199770 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[45],[47]
C000199770 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[45],[47]
C000199770 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[45],[47]
C000199770 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[45],[47]
C000199770 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[45],[47]
C000199770 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[45],[47]
C000199770 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[45],[47]
C000199770 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[45],[47]

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[4]	Rounds to less than 0.1%.
[5]	Excludes short-term securities.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[8]	Rounds to less than 0.1%.
[9]	Excludes short-term securities.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[12]	Rounds to less than 0.1%.
[13]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[14]	Excludes short-term securities.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[16]	Rounds to less than 0.1%.
[17]	Excludes short-term securities.
[18]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[19]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[20]	Rounds to less than 0.1%.
[21]	Excludes short-term securities.
[22]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[24]	Rounds to less than 0.1%.
[25]	Excludes short-term securities.
[26]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[28]	Rounds to less than 0.1%.
[29]	Excludes short-term securities.
[30]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[31]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[32]	Rounds to less than 0.1%.
[33]	Excludes short-term securities.
[34]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[36]	Rounds to less than 0.1%.
[37]	Excludes short-term securities.
[38]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[39]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[40]	Rounds to less than 0.1%.
[41]	Excludes short-term securities.
[42]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[43]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[44]	Rounds to less than 0.1%.
[45]	Excludes short-term securities.
[46]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[47]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[48]	Rounds to less than 0.1%.